Long-term Investments accounted for using the equity method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Investments
Balance at beginning	€ 39,710	[1]	€ 29,767
Additions	10,911		20,378
Pro rata net result	(16,570)		(17,274)
Loss against other current assets	977
Impairment	(2,497)
Discontinued use of equity method	(19,463)
Adjustments			6,839
Net book value at end	13,068		39,710	[1]
NephThera GmbH
Investments
Balance at beginning	486
Additions			14
Pro rata net result	(486)		(3,378)
Adjustments			3,850
Net book value at end			486
Exscientia Ltd.
Investments
Balance at beginning	21,040		16,236
Additions			9,194
Pro rata net result	(1,577)		(4,390)
Discontinued use of equity method	(19,463)
Net book value at end			21,040
Breakpoint Therapeutics GmbH
Investments
Balance at beginning	1,918		5,900
Additions	3,667
Pro rata net result	(2,811)		(3,982)
Net book value at end	2,774		1,918
Insignificant investments
Investments
Balance at beginning	16,266		7,631
Additions	7,244		11,170
Pro rata net result	(11,696)		(5,524)
Loss against other current assets	977
Impairment	(2,497)
Adjustments			2,989
Net book value at end	€ 10,294		€ 16,266

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”